ARK FUNDS
                        INSTITUTIONAL II CLASS PROSPECTUS

                       SUPPLEMENT DATED JANUARY 1, 2002 TO
             INSTITUTIONAL II CLASS PROSPECTUS DATED AUGUST 31, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

Effective January 1, 2002, ARK Funds Distributors, LLC is the distributor of the Portfolios.

In the section captioned "MORE INFORMATION ABOUT ARK FUNDS" the information under the term "DISTRIBUTOR" is replaced in its entirety with the following:

ARK Funds Distributors, LLC
Two Portland Square
Portland, Maine 04101


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE